Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Number of Shares Issued and Outstanding and Carrying Amount of Preferred Stock

The number of shares issued and outstanding and the carrying amount of each outstanding series of the Company’s preferred stock was as follows:

	2012				2011
At December 31, (Dollars in Millions)	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount
Series A	12,510	$1,251	$145	$1,106	12,510	$1,251	$145	$1,106
Series B	40,000	1,000	–	1,000	40,000	1,000	–	1,000
Series D	20,000	500	–	500	20,000	500	–	500
Series F	44,000	1,100	12	1,088	–	–	–	–
Series G	43,400	1,085	10	1,075	–	–	–	–
Total preferred stock (a)	159,910	$4,936	$167	$4,769	72,510	$2,751	$145	$2,606

(a)	The par value of all shares issued and outstanding at December 31, 2012 and 2011, was $1.00 per share.

Common Stock Repurchased	The following table summarizes the Company’s common stock repurchased in each of the last three years:

(Dollars and Shares in Millions)	Shares	Value
2012	59	$1,878
2011	22	550
2010	1	16

Reconciliation of Transactions Affecting Accumulated Other Comprehensive Income (Loss) Included in Shareholders' Equity

Shareholders’ equity is affected by transactions and valuations of asset and liability positions that require adjustments to accumulated other comprehensive income (loss). The reconciliation of the transactions affecting accumulated other comprehensive income (loss) included in shareholders’ equity for the years ended December 31, is as follows:

	Transactions			Balances Net-of-Tax
(Dollars in Millions)	Pre-tax	Tax-effect	Net-of-tax
2012
Changes in unrealized gains and losses on securities available-for-sale (a)	$491	$(188)	$303	$679
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	12	(5)	7	–
Changes in unrealized gains on securities transferred from available-for-sale to held-to-maturity (a)	173	(66)	107	107
Changes in unrealized gains (losses) on derivative hedges	(74)	28	(46)	(404)
Foreign currency translation	14	(5)	9	(40)
Reclassification to earnings of realized gains and losses	376	(144)	232	–
Unrealized gains (losses) on retirement plans	(543)	208	(335)	(1,265)
Total	$449	$(172)	$277	$(923)
2011
Changes in unrealized gains and losses on securities available-for-sale	$920	$(351)	$569	$360
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(25)	10	(15)	–
Changes in unrealized gains (losses) on derivative hedges	(343)	130	(213)	(489)
Foreign currency translation	(16)	6	(10)	(49)
Reclassification to earnings of realized gains and losses	363	(138)	225	–
Unrealized gains (losses) on retirement plans	(464)	177	(287)	(1,022)
Total	$435	$(166)	$269	$(1,200)
2010
Changes in unrealized gains and losses on securities available-for-sale	$277	$(105)	$172	$(213)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(66)	25	(41)	–
Changes in unrealized gains (losses) on derivative hedges	(383)	148	(235)	(414)
Foreign currency translation	24	(10)	14	(39)
Reclassification to earnings of realized gains and losses	365	(139)	226	–
Unrealized gains (losses) on retirement plans	(197)	76	(121)	(803)
Total	$20	$(5)	$15	$(1,469)

(a)	Transactions reflect unrealized gains on securities transferred from available-for-sale to held-to-maturity at the date of transfer.

Components of Company's Regulatory Capital

The following table provides the components of the Company’s regulatory capital at December 31:

(Dollars in Millions)	2012	2011
Tier 1 Capital
Common shareholders’ equity	$34,229	$31,372
Qualifying preferred stock	4,769	2,606
Qualifying trust preferred securities	–	2,675
Noncontrolling interests, less preferred stock not eligible for Tier 1 capital	685	687
Less intangible assets
Goodwill (net of deferred tax liability)	(8,351)	(8,239)
Other disallowed intangible assets	(829)	(905)
Other (a)	700	977
Total Tier 1 Capital	31,203	29,173
Tier 2 Capital
Eligible portion of allowance for credit losses	3,609	3,412
Eligible subordinated debt	2,953	3,469
Other	15	13
Total Tier 2 Capital	6,577	6,894
Total Risk Based Capital	$37,780	$36,067
Risk-Weighted Assets	$287,611	$271,333

(a)	Includes the impact of items included in other comprehensive income (loss), such as unrealized gains (losses) on available-for-sale securities, accumulated net gains on cash flow hedges, pension liability adjustments, etc.

Regulatory Capital Ratios
At December 31 (Dollars in Millions)	2012	2011
U.S. Bancorp
Tier 1 capital	$31,203	$29,173
As a percent of risk-weighted assets	10.8%	10.8%
As a percent of adjusted quarterly average assets (leverage ratio)	9.2%	9.1%
Total risk-based capital	$37,780	$36,067
As a percent of risk-weighted assets	13.1%	13.3%
Bank Subsidiaries
U.S. Bank National Association
Tier 1 capital	10.6%	9.6%
Total risk-based capital	12.7	12.5
Leverage	9.0	8.1
U.S. Bank National Association ND
Tier 1 capital	15.8%	13.4%
Total risk-based capital	18.8	16.4
Leverage	14.7	12.9
Bank Regulatory Capital Requirements	Minimum	Well- Capitalized
Tier 1 capital	4.0%	6.0%
Total risk-based capital	8.0	10.0
Leverage	4.0	5.0